UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21606
Investment Company Act File Number:

TILSON INVESTMENT TRUST
(Exact name of registrant as specified in charter)

767 5TH Ave., 18th Fl., New York, NY  10153
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (252) 234-9000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1 – Schedule of Investments.

Tilson Dividend Fund
Schedule of Investments
As of January 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.72%

Communications - 1.26%
InterDigital, Inc.(a)	20,000	$746,400
Vonage Holdings Corp.(b)	100,000	253,000
		999,400
Consumer Discretionary - 5.45%
Coinstar, Inc.(a)(b)	87,000	4,326,510

Energy - 4.31%
Diamond Offshore Drilling, Inc.	55,000	3,426,500

Financials - 16.90%
Aspen Insurance Holdings, Ltd.	100,000	2,656,000
Calamos Asset Management, Inc., Class A	195,200	2,438,048
Capital Southwest Corp.	12,230	1,085,290
Fifth Street Finance Corp.	50,000	487,000
Interactive Brokers Group, Inc., Class A	150,000	2,268,000
MVC Capital, Inc.	110,000	1,379,400
Oslo Bors VPS Holding ASA	130,301	1,399,176
Tetragon Financial Group, Ltd.	250,000	1,612,500
U.S. Global Investors, Inc., Class A(a)	13,200	92,928
		13,418,342
Health Care - 5.31%
Laboratory Corp. of America Holdings(b)	25,000	2,284,750
Medtronic, Inc.	50,000	1,928,500
		4,213,250
Industrials - 5.10%
MFC Industrial, Ltd.	525,000	4,053,000

Information Technology - 38.28%
Activision Blizzard, Inc.	330,000	4,072,200
Ancestry.com, Inc.(a)(b)	200,000	5,920,000
Apple, Inc.(a)(b)	7,400	3,377,952
Cisco Systems, Inc.	150,000	2,944,500
Dell, Inc.(b)	325,000	5,599,750
EMC Corp.(b)	75,000	1,932,000
Telular Corp.	260,000	2,173,600
Westell Technologies, Inc., Class A(b)	756,300	1,663,860
Xerox Corp.	350,000	2,712,500
		30,396,362
Materials - 0.29%
Kronos Worldwide, Inc.(a)	10,000	230,200

Telecommunication Services - 1.61%
IDT Corp., Class B(a)	145,000	1,276,000

	Shares	Value
Utilities - 0.21%
Genie Energy, Ltd., Class B	16,200	$169,452

Total Common Stocks (Cost $59,636,852)		62,509,016

CLOSED-END FUNDS - 0.81%

JZ Capital Partners, Ltd.	115,000	643,771

Total Closed-End Funds (Cost $495,679)		643,771

EXCHANGE-TRADED FUNDS - 1.42%

Market Vectors Gold Miners ETF(a)	20,000	1,129,200

Total Exchange-Traded Funds (Cost $1,122,504)		1,129,200

	Shares	Value
SHORT TERM INVESTMENTS - 19.19%

Fidelity Institutional Money Market Funds - Government Portfolio, 0.010%(c)	15,236,068	15,236,068

Total Short Term Investments (Cost $15,236,068)		15,236,068

Total Value of Investments (Cost $76,491,103) - 100.14%		79,518,055

Liabilities in Excess of Other Assets - (0.14)%		(108,335)

Net Assets - 100.00%		$79,409,720

(a)	Security, or portion of security, is being held as collateral for written options.
(b)	Non-income producing investment.
(c)	Represents 7 day effective yield.

Common Abbreviations:
ADR - American Depositary Receipt
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
ETF - Exchange Traded Fund
FTSE - Financial Times and the London Stock Exchange
Ltd. - Limited
REIT - Real Estate Investment Trust

Schedule of Written Options
	Number of Contracts	Exercise Price	Maturity Date	Value
WRITTEN OPTION CALLS
Ancestry.com, Inc.	350	$25.00	5/19/2012	$(213,500)
Ancestry.com, Inc.	200	25.00	2/18/2012	(97,000)
Ancestry.com, Inc.	500	30.00	5/19/2012	(153,000)
Apple, Inc.	18	430.00	4/21/2012	(65,700)
Apple, Inc.	19	425.00	7/21/2012	(98,097)
Coinstar, Inc.	120	45.00	4/21/2012	(87,600)
Coinstar, Inc.	425	47.50	4/21/2012	(221,000)
Coinstar, Inc.	150	50.00	3/17/2012	(51,000)
Coinstar, Inc.	100	52.50	4/21/2012	(28,500)
IDT Corp., Class B	93	17.50	3/17/2012	(20,925)
InterDigital, Inc.	100	37.50	9/22/2012	(54,500)
Kronos Worldwide, Inc.	100	17.50	2/18/2012	(54,500)
Market Vectors Gold Miners ETF	150	55.00	6/16/2012	(79,500)
U.S. Global Investors, Inc., Class A	132	7.50	3/17/2012	(3,630)

Total Written Option Calls (Proceeds $763,141)				$(1,228,452)

Summary of Investments
	% of Net Assets	Value
Closed-End Funds	0.81%	$643,771
Communications	1.26%	999,400
Consumer Discretionary	5.45%	4,326,510
Energy	4.31%	3,426,500
Exchange-Traded Funds	1.42%	1,129,200
Financials	16.90%	13,418,342
Health Care	5.31%	4,213,250
Industrials	5.10%	4,053,000
Information Technology	38.28%	30,396,362
Materials	0.29%	230,200
Telecommunication Services	1.61%	1,276,000
Utilities	0.21%	169,452
Short Term & Net Cash	19.05%	15,127,733
Total	100.00%	$79,409,720

Tilson Focus Fund
Schedule of Investments
As of January 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.17%

Communications - 1.22%
Primus Telecommunications Group, Inc.(a)	15,400	$195,426

Consumer Cyclical - 0.00%(b)
Orchard Supply Hardware Stores Corp., Class A(a)	1	18

Consumer Discretionary - 22.12%
Ambassadors International, Inc.(a)	9	0
American Eagle Outfitters, Inc.	33	465
Barnes & Noble, Inc.	138	1,666
Borders Group, Inc.(a)(c)(d)	222,016	0
Daily Journal Corp.(a)	347	24,290
dELiA*s, Inc.(a)	286,865	306,946
Domino's Pizza, Inc.(a)	23	751
Footstar, Inc.(a)	57,514	21,855
H&R Block, Inc.	622	10,176
JC Penney Co., Inc.	18,012	748,399
Netflix, Inc.(a)	3,287	395,097
The PEP Boys-Manny Moe & Jack	60,810	912,150
Proliance International, Inc.(a)(c)(d)	716	0
Promotora de Informaciones SA, ADR(a)	714	3,034
Promotora de Informaciones SA, Class A(a)	63,382	65,496
Promotora de Informaciones SA, Class B, ADR	152,124	781,917
Sears Canada, Inc.(a)	22,255	258,795
Sears Holdings Corp.(a)	38	1,602
The Wendy's Co.	1,157	5,426
		3,538,065
Consumer Staples - 2.21%
Anheuser-Busch InBev NV, ADR	5,789	351,971
The Coca-Cola Co.	22	1,486
		353,457
Energy - 0.04%
BP PLC, ADR	133	6,106

Financials - 28.11%
Berkshire Hathaway, Inc., Class B(a)	9,881	774,374
Citigroup, Inc.	11,892	365,322
The Goldman Sachs Group, Inc.	4,191	467,171
The Howard Hughes Corp.(a)	30,462	1,578,541
Jefferies Group, Inc.	10,788	164,085
Meta Financial Group, Inc.	568	10,201
MGIC Investment Corp.(a)	572	2,168
Nelnet, Inc., Class A	1,778	43,828
OBA Financial Services, Inc.(a)	444	6,323
Ocean Shore Holding Co.	958	10,049
Origen Financial, Inc.	2,291	3,047
Pacific Capital Bancorp NA(a)	631	17,605
Phoenix Group Holdings PLC	36,505	335,367
Resource America, Inc., Class A	128,123	713,645
The St. Joe Co.(a)	3	48
Two Harbors Investment Corp., REIT	275	2,731

	Shares	Value
Financials (continued)
US Bancorp	23	$649
		4,495,154
Health Care - 0.01%
AMAG Pharmaceuticals, Inc.(a)	75	1,231
Pfizer, Inc.	7	150
		1,381
Industrials - 2.21%
Alexander & Baldwin, Inc.	7,479	353,757
LECG Corp.(a)	5,536	47
		353,804
Information Technology - 15.41%
Broadridge Financial Solutions, Inc.	15	360
Dell, Inc.(a)	57,092	983,695
Microsoft Corp.	4,679	138,171
MRV Communications, Inc.	560,900	542,951
PNI Digital Media, Inc.(a)	65,877	42,491
SanDisk Corp.(a)	13,391	614,379
Seagate Technology PLC	205	4,334
Spark Networks, Inc.(a)	35,173	128,381
Tucows, Inc.(a)	13,478	10,378
		2,465,140
Materials - 0.03%
Contango ORE, Inc.(a)	1	13
The Dow Chemical Co.	143	4,792
		4,805
Telecommunication Services - 0.81%
Iridium Communications, Inc.(a)	16,198	129,422

Total Common Stocks (Cost $12,225,280)		11,542,778

CLOSED-END FUNDS - 0.01%

Financials - 0.01%
BlackRock Enhanced Capital and Income Fund, Inc.	126	1,687
Boulder Growth & Income Fund, Inc.	31	189
		1,876
Total Closed-End Funds (Cost $1,515)		1,876

PREFERRED STOCKS - 0.19%

Consumer Cyclical - 0.00%(b)
Orchard Supply Hardware Stores Corp.(a)	1	2

U.S. Government Agency - 0.19%
Federal Home Loan Mortgage Corp., Series Z, 8.375%(e)	21,601	30,673

Total Preferred Stocks (Cost $50,072)		30,675

	Shares	Value
RIGHTS AND WARRANTS - 10.91%

Iridium Communications, Inc., Warrants, Expiring 02/14/2013, Strike Price: $7.00(a)	678,254	$1,173,379
JPMorgan Chase & Co., Warrants, Expiring 10/28/2018, Strike Price: $42.42(a)	15,035	151,854
Phoenix Group Holdings PLC, Rights, Expiring 03/09/2014, Strike Price: 10.71 EUR(a)(c)	36,505	0
Phoenix Group Holdings PLC, Warrants, Expiring 03/09/2014, Strike Price: 30 GBP(a)	14,053	6,643
Promotora de Informaciones SA, Class A, Warrants, Expiring 06/05/2014, Strike Price: 2 EUR(a)	135,776	14,208
Tronox, Inc., Class A, Warrants, Expiring 02/14/2018, Strike Price: $62.13(a)	184	15,824
Tronox, Inc., Class B, Warrants, Expiring 02/14/2018, Strike Price: $68.56(a)	227	17,933
Two Harbors Investment Corp., Warrants, Expiring 10/07/2013, Strike Price: $11.00(a)	46,311	7,873
Wells Fargo & Co., Warrants, Expiring 10/28/2018, Strike Price: $34.01(a)	40,515	356,532

Total Rights and Warrants (Cost $1,973,154)		1,744,246

	Number of Contracts	Exercise Price	Maturity Date	Value
PURCHASED OPTIONS - 6.47%

PURCHASED OPTION CALLS - 6.47%
Bank of America Corp.	436	$10.00	1/19/2013	18,312
Bank of America Corp.	12	5.00	1/19/2013	3,156
Berkshire Hathaway, Inc.	16	70.00	1/19/2013	19,888
Berkshire Hathaway, Inc.	189	65.00	1/19/2013	312,323
Dell, Inc.	109	10.00	1/19/2013	81,750
Goldman Sachs Group	110	100.00	1/19/2013	228,250
Hong Kong Currency(c)	10,870,615	7.75	9/20/2012	28,431
JC Penney Co., Inc.	38	20.00	1/19/2013	82,650
JC Penney Co., Inc.	1	25.00	1/19/2013	1,685
JC Penney Co., Inc.	7	30.00	1/19/2013	9,117
Wells Fargo & Co.	252	20.00	1/19/2013	249,984

Total Purchased Options (Cost $1,042,406)				1,035,546

	Shares	Value
SHORT TERM INVESTMENTS - 5.71%

High Mark 100% U.S. Treasury Money Market Fund, 0.000%(f)	913,361	913,361

Total Short Term Investments (Cost $913,361)		913,361

Total Value of Investments (Cost $16,205,788) - 95.46%		15,268,482

Other Assets in Excess of Liabilities - 4.54%		726,163

Net Assets - 100.00%		$15,994,645

(a)	Non-income producing investment.
(b)	Less than 0.005% of Net Assets.
(c)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(d)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2012.
(f)	Represents 7 day effective yield.

Common Abbreviations:
ADR - American Depositary Receipt
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Generally designates corporations in various countries, mostly those employing the civil law.

Illiquid securities as of January 31, 2012 are as follows:

				Market Value
			Market	as Percentage
Description	Acquisition Date	Cost	Value	of Net Assets
Borders Group, Inc.	2/4/11 - 2/14/11	$68,317	$-	0.00%
Proliance International, Inc.	11/21/08 - 1/15/09	187	-	0.00%
		$68,504	$-	0.00%

Summary of Investments
	% of Net Assets	Value
Closed-End Funds	0.01%	$1,876
Communications	1.22%	195,426
Consumer Cyclical	0.00%	18
Consumer Discretionary	22.12%	3,538,065
Consumer Staples	2.21%	353,457
Energy	0.04%	6,106
Financials	28.11%	4,495,154
Health Care	0.01%	1,381
Industrials	2.21%	353,804
Information Technology	15.41%	2,465,140
Materials	0.03%	4,805
Preferred Stocks	0.19%	30,675
Purchased Option Calls	6.47%	1,035,546
Rights and Warrants	10.91%	1,744,246
Telecommunication Services	0.81%	129,422
Short Term & Net Cash	10.25%	1,639,524
Total	100.00%	$15,994,645

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2012 (Unaudited)

1. ORGANIZATION

The Tilson Dividend Fund and the Tilson Focus Fund (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of The Tilson Investment Trust (the “Trust”), which was organized as a Delaware statutory trust a registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open‐ended management investment company.  Each of the Funds in this report are classified as non-diversified as defined in the 1940 Act.

The Tilson Dividend Fund (the “Dividend Fund”) commenced operations on March 16, 2005.  The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income.  The Fund invests in common stocks of companies that the Advisor believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market.

The Tilson Focus Fund (the “Focus Fund”) commenced operations on March 16, 2005.  The investment objective of the Fund is to seek long‐term capital appreciation through investment in equity securities of companies that the Advisor believes are undervalued in the securities market.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements.  Actual results could differ from those estimates.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Valuation
The Funds’ investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over‐the‐counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over‐the‐counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be, accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2012 (Unaudited)

traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurements
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of January 31, 2012:

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2012 (Unaudited)

Tilson Dividend Fund
January 31, 2012 (Unaudited)
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Common Stocks:
Communications	$999,400	$–	$–	$999,400
Consumer Discretionary	4,326,510	–	–	4,326,510
Energy	3,426,500	–	–	3,426,500
Financials	13,418,342	–	–	13,418,342
Health Care	4,213,250	–	–	4,213,250
Industrials	4,053,000	–	–	4,053,000
Information Technology	30,396,362	–	–	30,396,362
Materials	230,200	–	–	230,200
Telecommunication Services	1,276,000	–	–	1,276,000
Utilities	169,452	–	–	169,452
Closed-End Funds	643,771	–	–	643,771
Exchange-Traded Funds	1,129,200	–	–	1,129,200
Short Term Investments	15,236,068	–	–	15,236,068
Total	$79,518,055	$–	$–	$79,518,055
Other Financial Instruments
Liabilities
Written Options	$–	$(1,228,452)	$–	$(1,228,452)
Total	$–	$(1,228,452)	$–	$(1,228,452)

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2012 (Unaudited)

Tilson Focus Fund
January 31, 2012 (Unaudited)
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Common Stocks:
Communications	$195,426	$–	$–	$195,426
Consumer Cyclical	18	–	–	18
Consumer Discretionary	3,513,775	24,290	–	3,538,065
Consumer Staples	353,457	–	–	353,457
Energy	6,106	–	–	6,106
Financials	4,488,831	6,323	–	4,495,154
Health Care	1,381	–	–	1,381
Industrials	353,804	–	–	353,804
Information Technology	2,465,140	–	–	2,465,140
Materials	4,805	–	–	4,805
Telecommunication Services	129,422	–	–	129,422
Closed-End Funds	1,876	–	–	1,876
Preferred Stocks	30,675	–	–	30,675
Rights and Warrants	1,702,616	41,630	–	1,744,246
Purchased Options	–	1,035,546	–	1,035,546
Short Term Investments	913,361	–	–	913,361
Total	$14,160,693	$1,107,789	$–	$15,268,482

For the period ended January 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Option Writing/ Purchasing
The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions.  When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions.  Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity for the period ended January 31, 2012 was as follows:

Tilson Dividend Fund

Option Contracts Written for period ended 1/31/12	Contracts	Premiums Received
Options outstanding at beginning of period 10/31/2011	4,586	$1,343,236
Options Written	2,913	690,489
Options Expired	(398)	(19,294)
Options Closed	(4,644)	(1,251,290)
Options Exercised	-	-
Options outstanding at end of period 1/31/2012	2,457	$763,141

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
January 31, 2012 (Unaudited)

Warrants
The Funds may invest in warrants.  A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment.  At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result.  In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

3. UNREALIZED APPRECIATION AND DEPRFECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2012 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Tilson Dividend Fund	$76,586,935	$5,990,027	$(3,058,907)	$2,931,120
Tilson Focus Fund	$16,222,785	$2,366,811	$(3,321,114)	$(954,303)

The difference between book basis and tax basis net unrealized appreciation/(depreciation) is attributable to the deferral of losses from wash sales, the mark to market of passive foreign investment companies, and the deferral of straddle losses.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TILSON INVESTMENT TRUST

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (principal executive officer)

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (principal executive officer)

Date:	March 27, 2012

By:	/s/ Glenn H. Tongue
Glenn H. Tongue
Treasurer (principal financial officer)

Date:	March 27, 2012